ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2018
Accounts Payable And Accrued Liabilities
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	8. ACCOUNTS PAYABLE AND ACCRUED LIABILITES
	December 31, 2018	December 31, 2017
Trade payables	$165,220	$173,647
Accrued liabilities	23,919	26,753
	$189,139	$200,400